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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pettyjohn Co
Address:  1925 Atherholt Road
          Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

/s/  John D. Doyle, Jr.        Lynchburg, VA                04/23/08
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          67

Form 13F Information Table Value Total:     133,395
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
Name of                        Title of            Value     Shrs or                 Investment Voting  Authority
Issuer                         Class     CUSIP     (x $1000) Pm Amt  SH/PRN Put/Call Discretion Sole    Shared    None
-------                        --------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
ABB Ltd                        common    000375204     515    19,125                    Sole     19,125
ADM Archer Daniels Midland     common    039483102     557    13,529                    Sole     13,529
Abbott Labs                    common    002824100   1,920    34,816                    Sole     34,816
Air Products & Chemicals       common    009158106   1,663    18,075                    Sole     18,075
Altria Group                   common    02209S103     213     9,613                    Sole      9,613
A T & T                        common    00206R102   1,634    42,653                    Sole     42,653
A T & T Pfd 6.375%             preferred 00211G208   1,130    45,250                    Sole     45,250
Baker Hughes                   common    057224107   2,189    31,950                    Sole     31,950
Bank of America                common    060505104   4,761   125,575                    Sole    125,575
BB&T                           common    054937107   1,711    53,382                    Sole     53,382
BHP Billiton                   common    088606108   2,677    40,656                    Sole     40,656
Boeing                         common    097023105   1,707    22,950                    Sole     22,950
BP                             common    055622104   1,210    19,957                    Sole     19,957
Burling N Sant                 common    12189T104     756     8,200                    Sole      8,200
Caterpillar                    common    149123101   2,325    29,700                    Sole     29,700
Chesapeake Energy              common    165167107   1,473    31,925                    Sole     31,925
Chevron Corp                   common    166764100   1,144    13,401                    Sole     13,401
Coca-Cola                      common    191216100   2,020    33,185                    Sole     33,185
Conoco Phillips                common    20825C104   4,168    54,693                    Sole     54,693
CSX                            common    126408103     300     5,346                    Sole      5,346
CVS/Caremark                   common    126650100   1,336    32,975                    Sole     32,975
Danaher Corp                   common    235851102   1,751    23,025                    Sole     23,025
Developers Diversified Rlty    common    251591103   1,020    24,350                    Sole     24,350
Dominion Resources             common    25746U109   1,370    33,543                    Sole     33,543
Dow Chemical                   common    260543103     210     5,700                    Sole      5,700
Exelon Corp                    common    30161N101     803     9,875                    Sole      9,875
Exxon- Mobil                   common    30231G102  10,530   124,492                    Sole    124,492
Fedex Corp                     common    31428X106   2,716    29,310                    Sole     29,310
GE                             common    369604103   5,689   153,716                    Sole    153,716
Health Care REIT               common    42217K106     438     9,700                    Sole      9,700
Ingersoll Rand                 common    G4776G101   2,376    53,300                    Sole     53,300
Intel                          common    458140100     407    19,225                    Sole     19,225
International Bus. Mach.       common    459200101   2,098    18,225                    Sole     18,225
ishares MSCI EAFE Index        common    464287465   3,404    47,350                    Sole     47,350
ishares MSCI Pac Ex Japan      common    464286665     220     1,625                    Sole      1,625
ishares S&P Mid Cap 400        common    464287507   1,465    18,850                    Sole     18,850
ishares Healthcare Ind         common    464287762   1,403    22,400                    Sole     22,400
ishares Technology Index       common    464287721   1,171    22,300                    Sole     22,300
ITT Industries                 common    450911102   1,018    19,650                    Sole     19,650
Johnson & Johnson              common    478160104   5,339    82,308                    Sole     82,308

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
Name of                        Title of           Value     Shrs or                   Investment Voting    Authority
Issuer                         Class    CUSIP     (x $1000) Pm Amt    SH/PRN Put/Call Discretion Sole      Shared    None
-------                        -------- --------- --------- --------- ------ -------- ---------- --------- --------- ----
JP Morgan Chase                 common  46625H100      816     19,000                    Sole       19,000
Lincoln Natl Corp               common  534187109      315      6,056                    Sole        6,056
3M                              common  604059105    3,129     39,537                    Sole       39,537
Marathon Oil                    common  565849106    1,053     23,100                    Sole       23,100
Medtronic                       common  585055106    1,563     32,310                    Sole       32,310
Met Life                        common  59156R108    1,866     30,967                    Sole       30,967
Modine                          common  607828100      162     11,175                    Sole       11,175
National Fuel Gas               common  636180101      690     14,620                    Sole       14,620
Norfolk Southern                common  655844108    2,559     47,112                    Sole       47,112
Norvartis ADR                   common  66987V109      643     12,550                    Sole       12,550
Nuveen Municipal Value          common  670928100      380     38,500                    Sole       38,500
PepsiCo                         common  713448108    5,917     81,954                    Sole       81,954
Plum Creek Timber               common  729251108      889     21,850                    Sole       21,850
Procter & Gamble                common  742718109    8,784    125,357                    Sole      125,357
Progress Energy                 common  743263105      804     19,275                    Sole       19,275
Royal Bk of Canada              common  780087102      237      5,100                    Sole        5,100
SPDR Tr I Unit Ser 1            common  78462F103    1,985     15,038                    Sole       15,038
Siemens AG                      common  826197501    1,257     11,540                    Sole       11,540
SunTrust Bank                   common  867914103      741     13,437                    Sole       13,437
Texas Instruments               common  882508104      928     32,825                    Sole       32,825
US Bancorp                      common  902973304    3,001     92,725                    Sole       92,725
United Technologies             common  913017109    5,202     75,586                    Sole       75,586
Valero Energy                   common  91913Y100      630     12,825                    Sole       12,825
Verizon                         common  92343V104    3,635     99,738                    Sole       99,738
Wachovia                        common  929771103    3,222    119,325                    Sole      119,325
Walgreen                        common  931422109    2,918     76,605                    Sole       76,605
Wash RE Invest                  common  939653101    1,232     36,851                    Sole       36,851

                                                   133,395  2,520,858                            2,520,858